JOHN HANCOCK

                                  Money Market
                                         Funds


                                    Prospectus
                                 March 1, 2000

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                                                       Money Market Fund

                                            U.S. Government Cash Reserve

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                                      [LOGO] JOHN HANCOCK FUNDS
                                             A Global Investment Management Firm

Contents

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A fund-by-fund summary of          Money Market Fund                          4
goals, strategies, risks,
performance and expenses.          U.S. Government Cash Reserve               6

Policies and instructions for      Your account
opening, maintaining and
closing an account in either       Choosing a share class                     8
money market fund.                 How sales charges are calculated           8
                                   Opening an account                         9
                                   Buying shares                             10
                                   Selling shares                            11
                                   Transaction policies                      13
                                   Dividends and account policies            13
                                   Additional investor services              14

Further information on both        Fund details
money market funds.
                                   Business structure                        15
                                   Financial highlights                      16

                                   For more information              back cover

Overview

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FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks The major risk factors associated with the fund.

[Clip Art] Past performance The fund's total return, measured year-by-year and over time.

[Clip Art] Your expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

JOHN HANCOCK MONEY MARKET FUNDS

These funds seek current income and preservation of capital. Each fund invests primarily in money market instruments, strives to maintain a stable $1 share price and offers checkwriting for easy liquidity.

WHO MAY WANT TO INVEST

These funds may be appropriate for people who:

o   require stability of principal

o are seeking a mutual fund for the money market portion of an asset allocation portfolio

o   need to "park" their money temporarily

o   are investing emergency reserves

Money market funds may NOT be appropriate if you:

o   want federal deposit insurance

o   are seeking an investment that is likely to outpace inflation

o   are investing for growth or maximum current income

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by any bank, government agency or the Federal Deposit Insurance Corporation. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM


All John Hancock money market funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc., and manages more than $30 billion in assets.

Money Market Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks the maximum current income that is consistent with maintaining liquidity and preserving capital. The fund intends to maintain a stable $1 share price.

The fund invests only in dollar-denominated securities rated within the two highest short-term credit categories and their unrated equivalents. These securities may be issued by:

o   U.S. and foreign companies
o   U.S. and foreign banks
o   U.S. and foreign governments
o   U.S. agencies, states and municipalities

o International organizations such as the World Bank and the International Monetary Fund

The fund may also invest in repurchase agreements based on these securities.

The fund maintains an average dollar-weighted maturity of 90 days or less, and does not invest in securities with remaining maturities of more than 13 months.

In managing the portfolio, the management team searches aggressively for the best values on securities that meet the fund's credit and maturity requirements. The team tends to favor corporate securities and looks for relative yield advantages between, for example, a company's secured and unsecured short-term debt obligations.

================================================================================

PORTFOLIO MANAGERS

Team of money market research analysts and portfolio managers

YIELD INFORMATION

For the fund's 7-day effective yield, call 1-800-225-5291

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time This information may help provide an indication of the fund's risks. On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund. The fund's total returns for the previous periods during which the fund was advised by another adviser are not shown. The average annual figures reflect sales charges; the year-by-year figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class B year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                   1995    1996    1997    1998
                                                   3.77%   3.27%   3.97%   3.83%

1999 total return as of June 30: 1.61%
Best quarter: Q4, '97, 1.02%
Worst quarter: Q3, '96, 0.78%

--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                                            Life of      Life of
                                                1 year      Class A      Class B
Class A - began 9/12/95                         4.71%       4.54%        --
Class B - since 12/22/94                       -1.17%       --           3.49%
Class C - began 5/1/98                          --          --           --

MAIN RISKS

[Clip Art] The value of your investment will be most affected by short-term interest rates. If interest rates rise sharply, the fund could underperform its peers or lose money.

An issuer of securities held by the fund could default or have its credit rating downgraded.

Foreign investments carry additional risks, including inadequate or inaccurate financial information and social or political upheavals.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(+)          Class A      Class B      Class C
--------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                     none         none         none
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                            none         5.00%        1.00%

--------------------------------------------------------------------------------
Annual operating expenses                    Class A      Class B      Class C
--------------------------------------------------------------------------------
Management fee                               0.50%        0.50%        0.50%
Distribution and service (12b-1) fees        0.25%        1.00%        1.00%
Other expenses                               0.36%        0.36%        0.36%
Total fund operating expenses                1.11%        1.86%        1.86%
Expense reduction (at least until 8/1/00)*   0.20%        0.10%        0.10%
Annual operating expenses                    0.91%        1.76%        1.76%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1      Year 3      Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $ 93        $333        $  592       $1,334
Class B - with redemption       $679        $875        $1,197       $1,975
        - without redemption    $179        $575        $  997       $1,975
Class C - with redemption       $279        $575        $  997       $2,172
        - without redemption    $179        $575        $  997       $2,172

+   A $4.00 fee may be charged for wire redemptions.
* Reflects advisers agreement to limit maximum rate of management fee to 0.40% and distributors agreement to limit 12b-1 fee on Class A shares to 0.15% until at least 8/1/00.

FUND CODES

Class A
---------------------------------------
Ticker            JHMXX
CUSIP             478031107
Newspaper         --
SEC number        811-2485
JH fund number    44

Class B
---------------------------------------
Ticker            TSMXX
CUSIP             478031206
Newspaper         --
SEC number        811-2485
JH fund number    144

Class C
---------------------------------------
Ticker            --
CUSIP             478031305
Newspaper         --
SEC number        811-2485
JH fund number    544

U.S. Government Cash Reserve

GOAL AND STRATEGY

[Clip Art] The fund seeks the maximum current income that is consistent with maintaining liquidity and preserving capital. It invests substantially in short-term U.S. government securities and seeks to maintain a stable $1 share price.

The fund invests in securities that are issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities.

The fund may also invest in repurchase agreements based on these securities.

The fund maintains an average dollar-weighted maturity of 90 days or less, and does not invest in securities with remaining maturity of more than 13 months.

In managing the portfolio, the management team searches aggressively for the best values on securities that meet the fund's credit and maturity requirements.

================================================================================

PORTFOLIO MANAGERS

Team of U.S. government securities research analysts and portfolio managers

YIELD INFORMATION

For the fund's 7-day effective yield, call 1-800-225-5291

MINIMUM INITIAL INVESTMENT: $20,000

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time. This information may help provide an indication of the fund's risks. On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund. The fund's total returns for the previous periods during which the fund was advised by another adviser are not shown. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                   1995    1996    1997    1998
                                                   5.23%   4.82%   5.42%   5.20%

1999 total return as of June 30: 2.32%
Best quarter: Q4, '97, 1.35%
Worst quarter: Q2, '96, 1.13%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                                                         Life of
                                                            1 year       Class A
Class A - since 12/24/94                                    5.20%        5.18%

MAIN RISKS

[Clip Art] The value of your investment will be most affected by short-term interest rates. If interest rates rise sharply, the fund could underperform its peers or lose money.

The U.S. government does not guarantee the market value or the current yield of government securities.

Not all of the U.S. government securities are backed by the full faith and credit of the U.S. government.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(+)                                    Class A
--------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                                               none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                    none

--------------------------------------------------------------------------------
Annual operating expenses                                              Class A
--------------------------------------------------------------------------------
Management fee                                                         0.50%
Distribution and service (12b-1) fees                                  0.15%
Other expenses                                                         0.23%
Total fund operating expenses                                          0.88%
Expense reimbursement (at least until 8/1/00)*                         0.53%
Net annual operating expenses                                          0.35%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $36          $228         $436         $1,035

+   A $4.00 fee may be charged for wire redemptions.
* Reflects distributors agreement to suspend 12b-1 fee and advisers agreement to limit expenses to 0.35% until at least 8/1/00.

FUND CODES

Class A
---------------------------------------
Ticker            TGVXX
CUSIP             41014N107
Newspaper         --
SEC number        811-2485
JH fund number    43

Your account

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CHOOSING A SHARE CLASS

Each share class has its own cost structure including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial represenative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
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o   No sales charges.

o Distribution and service (12b-1) fees of 0.15% for Money Market Fund and 0.00% for U.S. Government Cash Reserve (fees are net of reductions by the distributor).

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Class B - for Money Market Fund only
--------------------------------------------------------------------------------

o   No front-end sales charge.

o   Distribution and service (12b-1) fees of 1.00%.

o   A deferred sales charge, as described at right.

o Automatic conversion to Class A shares after eight years thus reducing future annual expenses.

--------------------------------------------------------------------------------
Class C - for Money Market Fund only
--------------------------------------------------------------------------------

o   No front-end sales charge.

o   Distribution and service (12b-1) fees of 1.00%.

o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, Class B and Class C shareholders will end up paying more expenses over the long term than Class A shareholders.

Investors purchasing $1 million or more of Class B or Class C shares may want to consider the lower operating expenses of Class A shares.

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HOW SALES CHARGES ARE CALCULATED

Class B and Class C Money Market Fund shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, which-ever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Money Market Fund Class B deferred charges
--------------------------------------------------------------------------------
Years after purchase            CDSC on shares being sold
1st year                        5.00%
2nd year                        4.00%
3rd or 4th year                 3.00%
5th year                        2.00%
6th year                        1.00%
After 6th year                  None

--------------------------------------------------------------------------------
Money Market Fund Class C deferred charges
--------------------------------------------------------------------------------
Years after purchase            CDSC on shares being sold
1st year                        1.00%
After 1st year                  none

All purchases made during a calendar month are counted as having been made on the first day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.


8 YOUR ACCOUNT

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for Money Market Fund Class B and Class C shares will generally be waived in the following cases:

o   to make payments through certain systematic withdrawal plans
o   to make distributions from a retirement plan
o   because of shareholder death or disability

To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

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OPENING AN ACCOUNT

1   Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments are as follows:

    o   Money Market Fund: $1,000
        o   non-retirement account: $1,000
        o   retirement account: $250
        o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month
    o   U.S. Government Cash Reserve: $20,000

3 Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. You must notify your financial representative or Signature Services if this information changes. For more details, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


                                                                  YOUR ACCOUNT 9

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

               Opening an account            Adding to an account

By check

[Clip Art]     o  Make out a check for       o  Make out a check for
                  the investment amount,        the investment amount
                  payable to "John              payable to "John
                  Hancock Signature             Hancock Signature
                  Services, Inc."               Services, Inc."

               o  Deliver the check and      o  Fill out the
                  your completed                detachable investment
                  application to your           slip from an account
                  financial                     statement. If no slip
                  representative, or            is available, include
                  mail them to Signature        a note specifying the
                  Services (address             fund name, your share
                  below).                       class, your account
                                                number and the name(s)
                                                in which the account
                                                is registered.

                                             o  Deliver the check and
                                                your investment slip
                                                or note to your
                                                financial
                                                representative, or
                                                mail them to Signature
                                                Services (address
                                                below).

By exchange

[Clip Art]     o  Call your financial        o  Log on to
                  representative or             www.jhfunds.com to
                  Signature Services to         process exchanges
                  request an exchange.          between funds.

                                             o  Call EASI-Line for
                                                automated service 24
                                                hours a day using your
                                                touch tone phone at
                                                1-800-338-8080.

                                             o  Call your financial
                                                representative or
                                                Signature Services to
                                                request an exchange.

By wire

[Clip Art]     o  Deliver your completed        o  Instruct your bank to
                  application to your              wire the amount of
                  financial                        your investment to:
                  representative, or                 First Signature Bank
                  mail it to Signature                 & Trust
                  Services.                          Account # 900000260
                                                     Routing # 211475000
               o  Obtain your account
                  number by calling your        Specify the fund name,
                  financial                     your share class, your
                  representative or             account number and the
                  Signature Services.           name(s) in which the
                                                account is registered.
               o  Instruct your bank to         Your bank may charge a
                  wire the amount of            fee to wire funds.
                  your investment to:
                    First Signature Bank        o  To receive the
                      & Trust                      dividend for the same
                    Account # 900000260            day you sell, your
                    Routing # 211475000            order must be accepted
                                                   after 12 noon Eastern
               Specify the fund name,              Time that day.
               your choice of share
               class, the new account
               number and the name(s) in
               which the account is
               registered. Your bank may
               charge a fee to wire funds.

By Internet

[Clip Art]     See "By exchange" and "By     o  Verify that your bank
               wire."                           or credit union is a
                                                member of the
                                                Automated Clearing
                                                House (ACH) system.

                                             o  Complete the "Bank
                                                Information" section
                                                on your account
                                                application.

                                             o  Log on to
                                                www.jhfunds.com to
                                                initiate purchases
                                                using your authorized
                                                bank account.

By phone

[Clip Art]     See "By exchange" and "By     o  Verify that your bank
               wire."                           or credit union is a
                                                member of the
                                                Automated Clearing
                                                House (ACH) system.

                                             o  Complete the "Bank
                                                Information" section
                                                on your account
                                                application.

                                             o  Call EASI-Line for
                                                automated service 24
                                                hours a day using your
                                                touch tone phone at
                                                1-800-338-8080.

                                             o  Call your financial
                                                representative or
                                                Signature Services
                                                between 8 A.M. and 4
                                                P.M. Eastern Time on
                                                most business days.

To open or add to an account using the Monthly Automatic
Accumulation Program, see "Additional investor services."


10 YOUR ACCOUNT

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------

               Designed for                  To sell some or all of your shares

By letter

[Clip Art]     o  Accounts of any type.      o  Write a letter of
                                                instruction or
               o  Sales of any amount.          complete a stock power
                                                indicating the fund
                                                name, your share
                                                class, your account
                                                number, the name(s) in
                                                which the account is
                                                registered and the
                                                dollar value or number
                                                of shares you wish to
                                                sell.

                                             o  Include all signatures
                                                and any additional
                                                documents that may be
                                                required (see next
                                                page).

                                             o  Mail the materials to
                                                Signature Services.

                                             o  A check will be mailed
                                                to the name(s) and
                                                address in which the
                                                account is registered,
                                                or otherwise according
                                                to your letter of
                                                instruction.

By Internet

[Clip Art]     o  Most accounts.             o  Log on to
                                                www.jhfunds.com to
               o  Sales of up to                initiate redemptions
                  $100,000.                     from your funds.

By phone

[Clip Art]     o  Most accounts.             o  Call EASI-Line for
                                                automated service 24
               o  Sales of up to                hours a day using your
                  $100,000.                     touch tone phone at
                                                1-800-338-8080.

                                             o  Call your financial
                                                representative or
                                                Signature Services
                                                between 8 A.M. and 4
                                                P.M. Eastern Time on
                                                most business days.

By wire or electronic funds transfer (EFT)

[Clip Art]     o  Requests by letter to      o  To verify that the
                  sell any amount.              Internet or telephone
                                                redemption privilege
               o  Requests by internet          is in place on an
                  or phone to sell up to        account, or to request
                  $100,000.                     the form to add it to
                                                an existing account,
                                                call Signature
                                                Services.

                                             o  Amounts of $1,000 or
                                                more will be wired on
                                                the next business day.
                                                A $4 fee will be
                                                deducted from your
                                                account.

               o  To receive the             o  Amounts of less than
                  dividend for the same         $1,000 may be sent by
                  day you sell, your            EFT or by check. Funds
                  order must be accepted        from EFT transactions
                  after 12 noon Eastern         are generally
                  Time that day.                available by the
                                                second business day.
                                                Your bank may charge a
                                                fee for this service.

By exchange

[Clip Art]     o  Accounts of any type.      o  Obtain a current
                                                prospectus for the
               o  Sales of any amount.          fund into which you
                                                are exchanging by
                                                Internet or by calling
                                                your financial
                                                representative or
                                                Signature Services.

                                             o  Log on to
                                                www.jhfunds.com to
                                                process exchanges
                                                between your funds.

                                             o  Call EASI-Line for
                                                automated service 24
                                                hours a day using your
                                                touch tone phone at
                                                1-800-338-8080.

                                             o  Call your financial
                                                representative or
                                                Signature Services to
                                                request an exchange.

By check

[Clip Art]     o  Any account with           o  Request checkwriting
                  checkwriting                  on your account
                  privileges.                   application.

               o  Sales of over $100.        o  Verify that the shares
                                                to be sold were
                                                purchased more than 10
                                                days earlier or were
                                                purchased by wire.

                                             o  Write a check for any
                                                amount over $100.

To sell shares through a systematic withdrawal plan, see "Additional investor services."


                                                                 YOUR ACCOUNT 11

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o  your address of record has changed within the past 30 days
o  you are selling more than $100,000 worth of shares
o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                                  Requirements for written requests
--------------------------------------------------------------------------------
                                                                      [Clip Art]

Owners of individual, joint, sole       o  Letter of instruction.
proprietorship, UGMA/UTMA
(custodial accounts for minors) or      o  On the letter, the signatures
general partner accounts.                  and titles of all persons
                                           authorized to sign for the
                                           account, exactly as the account
                                           is registered.

                                        o  Signature guarantee if
                                           applicable (see above).

Owners of corporate or association      o  Letter of instruction.
accounts.
                                        o  Corporate resolution, certified
                                           within the past 12 months, or a
                                           business/organization
                                           certification form.

                                        o  On the letter and the
                                           resolution, the signature of the
                                           person(s) authorized to sign for
                                           the account.

                                        o  Signature guarantee if
                                           applicable (see above).

Owners or trustees of trust             o  Letter of instruction.
accounts.
                                        o  On the letter, the signature(s)
                                           of the trustee(s).

                                        o  Copy of the trust document
                                           certified within the past 12
                                           months or a trust certification
                                           form.

                                        o  Signature guarantee if
                                           applicable (see above).

Joint tenancy shareholders with         o  Letter of instruction signed by
rights of survivorship whose               surviving tenant.
co-tenants are deceased.
                                        o  Copy of death certificate.

                                        o  Signature guarantee if
                                           applicable (see above).

Executors of shareholder estates.       o  Letter of instruction signed by
                                           executor.

                                        o  Copy of order appointing
                                           executor, certified within the
                                           past 12 months.

                                        o  Signature guarantee if
                                           applicable (see above).

Administrators, conservators,           o  Call 1-800-225-5291 for
guardians and other sellers or             instructions.
account types not listed above.

                                        ----------------------------------------
                                        Address:
                                        John Hancock Signature Services, Inc.
                                        1 John Hancock Way, Suite 1000
                                        Boston, MA 02217-1000

                                        Phone Number: 1-800-225-5291

                                        Or contact your financial representative
                                        for instructions and assistance.
                                        ----------------------------------------


12 YOUR ACCOUNT

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value per share (NAV) for each fund and class is determined twice each business day at 12 noon and at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time), by dividing a class's net assets by the number of its shares outstanding. To help the fund maintain its $1 constant share price, portfolio investments are valued at cost, and any discount or premium created by market movements is amortized to maturity.

Buy and sell prices Investors buy and sell all shares at NAV. When you sell Class B or Class C shares, the deferred sales charge may be subtracted, as described earlier.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated (normally $1) after Signature Services receives your request in good order.


At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com, or sending your request in writing.


In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other. The registration for both accounts involved must be identical. If no sales charge was paid on Class A shares, you will pay the sales charge imposed by the new fund. Otherwise, your Class A shares will be exchanged without a sales charge. Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate as they had before the exchange, except that the rate will change to the new fund's rate if that rate is higher. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares All money market funds shares are electronically recorded. Certificated shares are not available.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance
o  after any changes of name or address of the registered owner(s)
o  in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally declare dividends daily and pay them monthly. Most of these funds' dividends are income dividends. Purchases by wire or other federal funds that are accepted before 12 noon Eastern Time will receive the dividend declared that day. Other orders, including those that are not accompanied by federal funds, will begin receiving dividends the following day. Redemption orders accepted before 12 noon Eastern Time will not receive that day's dividends.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.


                                                                YOUR ACCOUNT  13

Taxability of dividends As long as a fund meets the requirements for being a tax-qualified regulated investment company, which each fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Consequently, dividends you receive from a money market fund, whether reinvested or taken as cash, are generally considered taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. However, as long as a fund maintains a stable share price, you will not have a gain or loss on shares you sell or exchange.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

Year 2000 compliance The adviser and the funds' service providers are taking steps to address any year 2000-related computer problems. However, there is some risk that these problems could disrupt the issuers in which the funds invest, the funds' operations or financial markets generally.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o  Complete the appropriate parts of your accou nt application.
o If you are using MAAP to open an account, make out a check ($25 minimum except U.S. Government Cash Reserve) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o  Make sure you have at least $5,000 worth of shares in your account.
o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you).
o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of retirement plans, including traditional, Roth and Education IRAs, SIMPLE plans, SEPs, 401(k) plans and other pension and profit-sharing plans. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.


14 YOUR ACCOUNT

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the John Hancock money market funds. The funds' board of trustees oversees the funds' business activities and retains the services of the various firms that carry out the funds' operations.

The trustees of the Money Market Fund have the power to change this fund's investment goal without shareholder approval.

Management fees The management fees paid to the investment adviser by the John Hancock money market funds last year are as follows:

--------------------------------------------------------------------------------
Fund                                      % of net assets
--------------------------------------------------------------------------------
Money Market                              0.40%
U.S. Government Cash Reserve              0.12%

              ---------------------------------------------------
                                  Shareholders
              ---------------------------------------------------

  Distribution and
shareholder services

              ---------------------------------------------------
                          Financial services firms and
                             their representatives

                     Advise current and prospective share-
                    holders on their fund investments, often
                  in the context of an overall financial plan.
              ---------------------------------------------------

              ---------------------------------------------------
                             Principal distributor

                            John Hancock Funds, Inc.

                    Markets the funds and distributes shares
                   through selling brokers, financial planners
                       and other financial representatives
              ---------------------------------------------------

              ---------------------------------------------------
                                 Transfer agent

                      John Hancock Signature Services, Inc.

                Handles shareholder services, including record-
               keeping and statements, distribution of dividends
                    and processing of buy and sell requests.
              ---------------------------------------------------

              ---------------------------------------------------
                               Investment adviser

                          John Hancock Advisers, Inc.

                        Manages the funds' business and
                             investment activities.
              ---------------------------------------------------

              ---------------------------------------------------
                                    Custodian

                         State Street Bank and Trust Co.

                       Hold the funds' assets, settles all
                      portfolio trades and collects most of
                        the valuation data required for
                          calculating each fund's NAV.
              ---------------------------------------------------

                                                                        Asset
                                                                      management

              ---------------------------------------------------
                                    Trustees

                         Oversee the funds' activities.
              ---------------------------------------------------


                                                                 FUND DETAILS 15

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

Money Market Fund

Figures audited by Ernst & Young LLP.

-----------------------------------------------------------------------------------------------------------------------------------
Class A - year ended:                                                  10/95(1)      10/96    3/97(2)        3/98         3/99
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                    $1.00        $1.00     $1.00         $1.00       $1.00
Net investment income (loss)                                             0.01         0.05      0.02          0.05        0.04
Less distributions:
  Dividends from net investment income                                  (0.01)       (0.05)    (0.02)        (0.05)      (0.04)
Net asset value, end of period                                          $1.00        $1.00     $1.00         $1.00       $1.00
Total investment return at net asset value(3) (%)                        0.64(4)      4.56      1.80(4)       4.92        4.54
Total adjusted investment return at net asset value(3,7) (%)             0.54(4)      4.36      1.60(4)       4.72        4.34
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                           20,942      262,475   359,453       312,762     373,634
Ratio of expenses to average net assets (%)                              1.07(5)      1.17      1.10(5)       0.89        0.91
Ratio of adjusted expenses to average net assets (8) (%)                 1.17(5)      1.37      1.30(5)       1.09        1.11
Ratio of net investment income (loss) to average net assets (%)          4.94(5)      4.41      4.44(5)       4.82        4.44
Ratio of adjusted net investment income to average net assets (8) (%)    4.84(5)      4.21      4.24(5)       4.62        4.24

-----------------------------------------------------------------------------------------------------------------------------------
Class B - year ended:                                                         10/94  10/95(6)  10/96   3/97(2)       3/98    3/99
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                          $1.00   $1.00    $1.00    $1.00       $1.00    $1.00
Net investment income (loss)                                                   0.02    0.04     0.04     0.01        0.04     0.04
Less distributions:
  Dividends from net investment income                                        (0.02)  (0.04)   (0.04)   (0.01)      (0.04)   (0.04)
Net asset value, end of period                                                $1.00   $1.00    $1.00    $1.00       $1.00    $1.00
Total investment return at net asset value(3) (%)                              1.87    4.07     3.71     1.45(4)     4.04     3.66
Total adjusted investment return at net asset value(3,7) (%)                     --      --     3.61     1.35(4)     3.94     3.56
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                 58,366  54,313  108,162  130,056      81,027  182,062
Ratio of expenses to average net assets (%)                                    2.06    1.92     2.00     1.96(5)     1.74     1.76
Ratio of adjusted expenses to average net assets(8) (%)                          --      --     2.10     2.06(5)     1.84     1.86
Ratio of net investment income (loss) to average net assets (%)                1.97    3.96     3.58     3.60(5)     3.97     3.54
Ratio of adjusted net investment income (loss) to average net assets(8) (%)      --      --     3.48     3.50(5)     3.87     3.44


16 FUND DETAILS

--------------------------------------------------------------------------------
Class C - year ended:                                                   3/99(1)
--------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                   $1.00
Net investment income (loss)                                            0.03
Less distributions:
  Dividends from net investment income                                 (0.03)
Net asset value, end of period                                         $1.00
Total investment return at net asset value(3) (%)                       3.29(4)
Total adjusted investment return at net asset value (3,7)(%)            3.19(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                           1,347
Ratio of expenses to average net assets (%)                             1.75(5)
Ratio of adjusted expenses to average net assets (8) (%)                1.85(5)
Ratio of net investment income (loss) to average net assets (%)         3.46(5)
Ratio of adjusted net investment income to average net assets (8) (%)   3.36(5)

(1) Class A shares began operations on September 12, 1995. Class C shares began operations on May 1, 1998.
(2) Effective March 31, 1997, the fiscal year end changed from October 31 to March 31.
(3) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) Annualized.
(6) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.
(7) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(8) Unreimbursed, without fee reductions.


                                                                 FUND DETAILS 17

U.S. Government Cash Reserve

Figures audited by Ernst & Young LLP.

------------------------------------------------------------------------------------------------------------------------------------
Year ended:                                                                   5/94    5/95(1)   5/96    3/97(2)     3/98       3/99
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                          $1.00    $1.00    $1.00    $1.00      $1.00     $1.00
Net investment income (loss)                                                   0.03     0.05     0.05     0.04       0.05      0.05
Less distributions:
  Dividends from net investment income                                        (0.03)   (0.05)   (0.05)   (0.04)     (0.05)    (0.05)
Net asset value, end of period                                                $1.00    $1.00    $1.00    $1.00      $1.00     $1.00
Total investment return at net asset value(3) (%)                              3.04     5.07     5.59     4.37(4)    5.43      5.08
Total adjusted investment return at net asset value(3,5) (%)                   2.59     4.54     4.69     3.78(4)    4.87      4.55
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                 94,408   29,131   28,907   55,321     74,447   108,216
Ratio of expenses to average net assets (%)                                    0.35     0.35     0.35     0.35(7)    0.35      0.35
Ratio of adjusted expenses to average net assets(6) (%)                        0.80     0.88     1.25     1.03(7)    0.91      0.88
Ratio of net investment income (loss) to average net assets (%)                2.96     4.79     5.41     5.15(7)    5.30      4.94
Ratio of adjusted net investment income (loss) to average net assets(6) (%)    2.51     4.26     4.51     4.47(7)    4.74      4.41

(1) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.
(2) Effective March 31, 1997, the fiscal year end changed from May 31 to March 31.
(3) Total investment return assumes dividend reinvestment.
(4) Not annualized.
(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the period shown.
(6) Unreimbursed, without fee reduction.
(7) Annualized.


18 FUND DETAILS

For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock money market funds:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-544-6713

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090


By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

By electronic request:
publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

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